Stockholders Equity (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 12, 2019	Jul. 02, 2019	Jul. 28, 2020	Apr. 25, 2019	Feb. 14, 2018	Dec. 31, 2014	Jul. 31, 2013	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2020	Oct. 15, 2019	Apr. 30, 2015	Jan. 31, 2015	May 20, 2014	Jul. 10, 2013	Aug. 13, 2012
Expected life											5 years 8 months 30 days		5 years 8 months 30 days
Preferred Stock, par value																				$ 0.001
Preferred Stock shares, authorized																				500,000
Common stock shares, authorized								500,000,000			500,000,000		500,000,000	500,000,000
Common stock, par value								$ 0.001			$ 0.001		$ 0.001	$ 0.001
Increase in common stock shares authorized																			500,000,000
Common stock shares issued								51,588,958			51,588,958		49,086,326	48,336,326
Common stock shares outstanding								51,588,958			51,588,958		49,086,326	48,336,326							17,785,000
Fair market value of warrants											$ 142,950		$ 142,950
Fair value assumptions, Stock price								$ 0.05			$ 0.05		$ 0.05
Fair value assumptions, Exercise price								$ 0.03			$ 0.03		$ 0.03
Expected volatility											153.48%		153.48%
Risk free interest rate											2.35%		2.35%
Stock based compensation								$ 15,233	$ 69,378	$ 119,148	$ 38,928	$ 119,148	$ 118,023	$ 7,879
Consideration paid	$ 1,143,633
Shares issued for warrants exercised											(3,000,000)
Restricted common stock, amount								51,589			$ 51,589		49,086	48,336
Prepaid expenses								72,504			72,504		$ 124,209	120,100
Weighted average life													P9Y3M25D
Prepaid expenses											(43,595)	$ 59,145	$ 42,843	$ (57,903)
Capital Lease Agreement [Member]
Preferred Stock shares, outstanding							1,000
Preferred stock designated as Convertible Preferred Stock, shares							140,000										75,000
Exercisable option to purchase shares						400,000
Exercise price						0.0206
Number of shares issuable upon conversion of each convertible preferred stock																	289
Description of number of shares issuable upon conversion of each convertible preferred stock							Furthermore, each share of Series A is convertible into 100 shares of common stock at any time after issuance and the holder of each share of Series A is entitled to 100 votes when the vote of holders of the Company’s common stock is sought.
Chief Executive Officer [Member] | In Capital [Member]
Aggregate Options to purchase								$ 400,000			$ 400,000
Exercise Price								$ 0.0206			$ 0.0206
Maxim Group LLC [Member]
Common stock shares, authorized								2,000,000			2,000,000		2,000,000
Common stock, par value								$ 0.10			$ 0.10		$ 0.10			$ 0.054
Common stock shares issued								1,000,000			1,000,000		1,000,000		450,000	550,000
Restricted common stock, amount																$ 29,920
Prepaid expenses													$ 17,331
Expensed											$ 29,920		12,589
Advisory agreement [Member]
Restricted common stock, shares issued for compensation					500,000
Restricted common stock, market price per shares					$ 0.035
Advisory agreement [Member] | Final installment [Member]
Fair market value of warrants											$ 1,500,000
Officers compensation, periodic payments				$ 5,000
Frequency of periodic payments				Monthly
Common stock shares issuable upon exercise of warrants				3,000,000				1,500,000			1,500,000
Exercise price				0.03
Convertible Preferred Stock Series A [Member]
Preferred stock designated as Convertible Preferred Stock, shares																		140,000
Preferred Stock shares outstanding								$ 1,000			$ 1,000
Convertible Preferred Stock Series A [Member] | Maximum [Member]
Restricted common stock, shares issued for compensation					2,200,000
Restricted common stock, value for compensation					$ 85,500
Restricted stock expense													80,633
Prepaid expenses													5,317
Convertible Preferred Stock Series A [Member] | Minimum [Member]
Preferred stock designated as Convertible Preferred Stock, shares																		401,000
On September 12, 2019 [Member]
Monthly repayment amount											$ 11,533		$ 11,533
IpCapital Group [Member]
Common stock, par value		$ 0.10
Common stock shares issued		200,000
Consideration paid		$ 30,000
Restricted common stock, amount		$ 14,000
Wayne Homschek [Member]
Shares issued for warrants exercised			2,052,632
Warrants exercised			3,000,000